Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 210,802.10
Previously Paid Amount	0.00
Total Fee Amount	32.23
Total Offset Amount	0.00
Net Fee	$ 32.23